UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09915
Small-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Small-Cap Growth Portfolio                                                                                                              as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 3.0%
Aviall, Inc. (1)	12,345	$470,098
DRS Technologies, Inc.	6,060	332,512
Teledyne Technologies, Inc. (1)	3,600	128,160
		$930,770
Air Freight & Logistics — 2.1%
Hub Group, Inc., Class A (1)	7,800	355,524
UTI Worldwide, Inc.	9,750	308,100
		$663,624
Biotechnology — 0.6%
United Therapeutics Corp. (1)	3,000	198,840
		$198,840
Building Products — 1.5%
Simpson Manufacturing Co., Inc.	10,726	464,436
		$464,436
Capital Markets — 2.7%
Affiliated Managers Group, Inc. (1)	3,150	335,821
Greenhill & Co., Inc.	7,570	500,453
		$836,274
Commercial Banks — 0.6%
Western Alliance Bancorp (1)	5,300	196,895
		$196,895
Commercial Services & Supplies — 2.6%
Knoll, Inc.	23,530	501,660
Resources Connection, Inc. (1)	12,300	306,393
		$808,053
Communications Equipment — 2.1%
3Com Corp. (1)	94,700	484,864
NICE Systems, Ltd. (1)	3,000	152,880
		$637,744
Computer Peripherals — 1.0%
Palm, Inc. (1)	13,768	318,867
		$318,867
Consumer Finance — 1.8%
Student Loan Corp., (The)	2,330	542,890
		$542,890
Diversified Consumer Services — 1.1%
DeVry, Inc. (1)	15,100	343,827
		$343,827

Electric Utilities — 0.8%
Westar Energy, Inc.	12,296	$255,880
		$255,880
Electrical Equipment — 0.9%
AMETEK, Inc.	5,900	265,264
		$265,264
Electronic Equipment & Instruments — 3.2%
Avnet, Inc. (1)	19,147	485,951
FLIR Systems, Inc. (1)	17,450	495,754
		$981,705
Energy Equipment & Services — 2.7%
Dril-Quip, Inc. (1)	6,969	493,754
Todco, Class A (1)	8,480	334,197
		$827,951
Food Products — 2.8%
Delta and Pine Land Co.	16,800	506,688
Hain Celestial Group, Inc., (The) (1)	13,250	347,017
		$853,705
Health Care Equipment & Supplies — 7.9%
Analogic Corp.	7,324	484,849
Cooper Cos., Inc., (The)	8,550	461,956
DJ Orthopedics, Inc. (1)	7,700	306,152
eResearch Technology, Inc. (1)	14,200	204,338
IDEXX Laboratories, Inc. (1)	3,100	267,716
Respironics, Inc. (1)	12,750	496,102
Wright Medical Group, Inc. (1)	12,050	237,987
		$2,459,100
Health Care Providers & Services — 4.6%
Chemed Corp.	8,050	477,687
Community Health Systems, Inc. (1)	6,600	238,590
LifePoint Hospitals, Inc. (1)	3,100	96,410
United Surgical Partners International, Inc. (1)	8,450	299,214
VCA Antech, Inc. (1)	11,000	313,280
		$1,425,181
Hotels, Restaurants & Leisure — 3.0%
Penn National Gaming, Inc. (1)	9,302	392,358
Six Flags, Inc. (1)	53,950	549,211
		$941,569
Household Durables — 2.5%
Jarden Corp. (1)	23,950	786,757
		$786,757

Household Products — 1.2%
Central Garden & Pet Co. (1)	4,080	$216,811
Church & Dwight Co., Inc.	4,400	162,448
		$379,259
Insurance — 0.7%
Philadelphia Consolidated Holding Corp. (1)	6,150	209,961
		$209,961
Internet Software & Services — 0.5%
SINA Corp. (1)	5,368	149,767
		$149,767
IT Services — 4.2%
Euronet Worldwide, Inc. (1)	10,600	400,998
MoneyGram International, Inc.	19,605	602,266
SRA International, Inc., Class A	7,800	294,294
		$1,297,558
Machinery — 4.0%
Actuant Corp., Class A	7,560	462,823
Bucyrus International, Inc., Class A	5,850	281,911
Joy Global, Inc.	8,250	493,102
		$1,237,836
Media — 2.5%
Central European Media Enterprises, Ltd. (1)	11,250	771,862
		$771,862
Multiline Retail — 0.8%
Big Lots, Inc. (1)	16,850	235,226
		$235,226
Multi-Utilities — 0.8%
CMS Energy Corp. (1)	20,050	259,648
		$259,648
Oil, Gas & Consumable Fuels — 8.6%
Alon USA Energy, Inc.	20,264	498,900
Denbury Resources, Inc. (1)	17,410	551,375
Foundation Coal Holdings, Inc.	12,355	508,285
Goodrich Petroleum Corp. (1)	15,841	427,707
Parallel Petroleum Corp. (1)	20,950	386,528
Southwestern Energy Co. (1)	9,482	305,226
		$2,678,021
Pharmaceuticals — 4.3%
Cypress Bioscience, Inc. (1)	46,660	293,958
MGI Pharma, Inc. (1)	11,922	208,635

Par Pharmaceutical Cos., Inc. (1)	11,461	$322,971
Penwest Pharmaceuticals Co. (1)	7,400	160,506
Shire Pharmaceuticals Group PLC ADR	7,200	334,728
		$1,320,798
Real Estate — 4.4%
Essex Property Trust, Inc.	4,608	501,028
SL Green Realty Corp.	4,300	436,450
Strategic Hotels & Resorts, Inc.	17,950	417,876
		$1,355,354
Semiconductors & Semiconductor Equipment — 3.4%
Silicon Image, Inc. (1)	30,750	317,033
Teradyne, Inc. (1)	17,700	274,527
Veeco Instruments, Inc. (1)	19,200	448,320
		$1,039,880
Software — 5.4%
Blackbaud, Inc.	7,841	166,151
i2 Technologies, Inc. (1)	22,000	378,400
MICROS Systems, Inc. (1)	5,500	253,385
Parametric Technology Corp. (1)	25,250	412,333
Sybase, Inc. (1)	22,150	467,808
		$1,678,077
Specialty Retail — 4.2%
Hibbet Sporting Goods, Inc. (1)	10,500	346,395
Men’s Wearhouse, Inc., (The)	10,273	369,212
O’Reilly Automotive, Inc. (1)	8,300	303,448
Stage Stores, Inc.	9,700	288,575
		$1,307,630
Textiles, Apparel & Luxury Goods — 0.8%
Warnaco Group, Inc., (The) (1)	9,900	237,600
		$237,600
Thrifts & Mortgage Finance — 1.8%
PFF Bancorp, Inc.	5,100	171,921
R&G Financial Corp.	18,400	232,944
WSFS Financial Corp.	2,500	157,075
		$561,940
Wireless Telecommunication Services — 3.0%
NII Holdings, Inc.	13,400	790,198
OAO Vimpel-Communications ADR (1)	3,000	129,030
		$919,228
Total Common Stocks (identified cost $24,598,009)		$30,378,977

Short-Term Investments — 1.6%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	$475	$475,000
Total Short-Term Investments (at amortized cost, $475,000)		$475,000
Total Investments — 99.7% (identified cost $25,073,009)		$30,853,977
Other Assets, Less Liabilities — 0.3%		$105,818
Net Assets — 100.0%		$30,959,795

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$25,073,009
Gross unrealized appreciation	$6,045,913
Gross unrealized depreciation	(264,945)
Net unrealized appreciation	$5,780,968

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	May 24, 2006